Adjustments reconciling profit after tax to operating cash flows	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Adjustments reconciling profit after tax to operating cash flows
41. Adjustments reconciling profit after tax to operating cash flows

	2019 £m	2018 £m	2017 £m
Profit after tax	5,268	4,046	2,169
Tax on profits	953	754	1,356
Share of after-tax profits of associates and joint ventures	(74)	(31)	(13)
Finance expense net of finance income	814	717	669
Depreciation	1,231	954	988
Amortisation of intangible assets	1,103	902	934
Impairment and assets written off	825	350	1,061
Profit on sale of businesses	(201)	(63)	(157)
Profit on sale of intangible assets	(342)	(201)	(46)
Profit on sale of investments in associates	—	(3)	(94)
Profit on sale of equity investments	(2)	(4)	(37)
Gain on Novartis Consumer Healthcare Joint Venture put option hedging	—	(513)	—
Business acquisition costs	59	47	—
Changes in working capital:
Decrease/(increase) in inventories	300	51	(461)
Increase in trade receivables	(32)	(429)	(287)
Increase in trade payables	263	131	11
(Increase)/decrease in other receivables	(160)	18	74
Contingent consideration paid (see Note 32)	(780)	(984)	(594)
Other non-cash increase in contingent consideration liabilities	83	1,250	961
Increase in other payables	89	2,362	1,741
(Decrease)/increase in pension and other provisions	(188)	102	(255)
Share-based incentive plans	365	360	333
Fair value adjustments	19	(7)	—
Other	(61)	(62)	(95)

	4,264	5,701	6,089

Cash generated from operations	9,532	9,747	8,25 8